ACCOUNTS PAYABLE AND ACCRUED EXPENSES	9 Months Ended
Sep. 30, 2021
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 8 - ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses, summarized by major category, as of September 30, 2021 and December 31, 2020 consists of the following:

	September 30, 2021	December 31, 2020
Trade accounts payable	$1,117,517	$325,830
Accrued expenses	180,846	21,555
Accrued compensation expenses	98,582	130,718
Total accounts payable and accrued expenses	$1,396,945	$478,103